General Information and Basis of Operation (Details) - USD ($)	Oct. 14, 2024	Apr. 18, 2024	Oct. 12, 2023	Dec. 31, 2024	Dec. 31, 2023		Apr. 28, 2023	Mar. 24, 2023	Mar. 21, 2023	Mar. 01, 2023
General Information and Basis of Operation [Line Items]
Nominal value (in Dollars)								$ 10	$ 10
Ordinary shares issued				56,000,000	27,000,000	[1]
Ordinary shares outstanding				56,000,000	27,000,000	[1]
Share authorized				500,000,000	500,000,000
Ordinary share par value (in Dollars per share)				$ 0.0001	$ 0.0001
Top Wealth (BVI) Group Limited [Member]
General Information and Basis of Operation [Line Items]
Ownership percentage									100.00%
Top Wealth Group (International) Limited [Member]
General Information and Basis of Operation [Line Items]
Ownership percentage								100.00%
Common Stock [Member]
General Information and Basis of Operation [Line Items]
Ordinary shares issued							650
Ordinary shares outstanding				56,000,000	27,000,000
Ordinary share par value (in Dollars per share)							$ 0.0001			$ 0.0001
IPO [Member]
General Information and Basis of Operation [Line Items]
Ordinary shares issued			27,000,000
Aggregate ordinary shares issued			26,999,250
Share authorized	27,000,000	2,000,000
Ordinary share par value (in Dollars per share)	$ 0.0001	$ 0.0001
Share price (in Dollars per share)	$ 0.4	$ 4
Public offering (in Dollars)	$ 10,800,000	$ 8,000,000
IPO [Member] | Common Stock [Member]
General Information and Basis of Operation [Line Items]
Ordinary shares issued			27,000,000
Ordinary shares outstanding			27,000,000

[1]	Giving retroactive effect to all the 27,000,000 shares issued and outstanding after the Pro Rata Share Issuance on October 12, 2023, which has been treated as share split, from the earliest period presented.